Note 4 - Property and Equipment (Details) - Property and Equipment (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Jun. 30, 2013		Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 6,248		$ 6,179		$ 3,882
Less: accumulated depreciation and amortization	(3,770)		(3,079)		(1,979)
Subtotal	2,478		3,100		1,903
Property and Equipment, Net	2,559		3,161		2,304
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	62		62		62
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	27		27		27
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	5,985		5,916		3,630
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	174		174		163
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Net	$ 81	[1]	$ 61	[1]	$ 401	[1]

[1]	Construction in process includes equipments paid based on installment plan, but not yet placed in service pending completion. The completion dates for these equipments range from three months to two years, and the future payments are immaterial.